Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2019
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses for fiscal 2017, 2018 and 2019:

	March 31, 2017
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071
Provision (Reversal)	17,844	1,134	3,564	(1,247)	1,372	22,667
Charge-offs	(13,363)	0	(4,485)	(841)	(4,067)	(22,756)
Recoveries	469	0	222	232	11	934
Other*2	382	17	(1,613)	(316)	(159)	(1,689)

Ending balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227

Individually evaluated for impairment	2,927	2,114	10,565	4,462	0	20,068
Not individually evaluated for impairment	15,672	837	10,514	1,599	10,537	39,159

Financing receivables:
Ending balance	¥1,616,009	¥88,726	¥1,063,628	¥24,795	¥1,204,024	¥3,997,182

Individually evaluated for impairment	16,667	6,032	28,883	7,443	0	59,025
Not individually evaluated for impairment	1,599,342	82,694	1,034,745	17,352	1,204,024	3,938,157

	March 31, 2018
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (Reversal)	11,922	(173)	3,814	(539)	2,241	17,265
Charge-offs	(9,784)	(2,031)	(4,643)	(1,375)	(2,733)	(20,566)
Recoveries	657	0	260	152	32	1,101
Other*3	(198)	(59)	(2,103)	(7)	12	(2,355)

Ending balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672

Individually evaluated for impairment	3,020	149	8,295	2,880	0	14,344
Not individually evaluated for impairment	18,176	539	10,112	1,412	10,089	40,328

Financing receivables :
Ending balance	¥1,739,173	¥73,305	¥974,058	¥18,933	¥1,194,888	¥4,000,357

Individually evaluated for impairment	18,911	3,745	19,385	5,101	0	47,142
Not individually evaluated for impairment	1,720,262	69,560	954,673	13,832	1,194,888	3,953,215

	March 31, 2019
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672
Provision (Reversal)	12,400	213	5,919	(331)	4,324	22,525
Charge-offs	(13,115)	0	(4,080)	(822)	(2,413)	(20,430)
Recoveries	687	0	246	126	158	1,217
Other*4	27	18	170	(79)	(109)	27

Ending balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011

Individually evaluated for impairment	3,372	166	8,276	1,917	0	13,731
Not individually evaluated for impairment	17,823	753	12,386	1,269	12,049	44,280

Financing receivables :
Ending balance	¥1,906,022	¥99,028	¥1,201,893	¥16,416	¥1,155,632	¥4,378,991

Individually evaluated for impairment	23,163	4,448	27,452	3,764	0	58,827
Not individually evaluated for impairment	1,882,859	94,580	1,174,441	12,652	1,155,632	4,320,164

Note:	Loans held for sale are not included in the table above.
*1

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
*4	Other mainly includes foreign currency translation adjustments.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2018 and 2019:

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥7,813	¥7,774	¥0
Consumer borrowers		409	409	0
	Housing loans	184	184	0
	Card loans	0	0	0
	Other	225	225	0
Corporate borrowers		7,301	7,262	0
Non-recourse loans	Japan	0	0	0
	The Americas	3,395	3,395	0
Other	Real estate companies	1,003	1,003	0
	Entertainment companies	7	0	0
	Other	2,896	2,864	0
Purchased loans		103	103	0
With an allowance recorded *2		39,329	37,943	14,344
Consumer borrowers		18,502	17,953	3,020
	Housing loans	3,360	3,068	984
	Card loans	4,060	4,051	631
	Other	11,082	10,834	1,405
Corporate borrowers		15,829	15,227	8,444
Non-recourse loans	Japan	254	254	53
	The Americas	96	96	96
Other	Real estate companies	1,544	1,482	543
	Entertainment companies	1,581	1,570	576
	Other	12,354	11,825	7,176
Purchased loans		4,998	4,763	2,880

Total		¥47,142	¥45,717	¥14,344

Consumer borrowers		18,911	18,362	3,020

	Housing loans	3,544	3,252	984

	Card loans	4,060	4,051	631

	Other	11,307	11,059	1,405

Corporate borrowers		23,130	22,489	8,444

Non-recourse loans	Japan	254	254	53

	The Americas	3,491	3,491	96

Other	Real estate companies	2,547	2,485	543

	Entertainment companies	1,588	1,570	576

	Other	15,250	14,689	7,176

Purchased loans		5,101	4,866	2,880

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥17,593	¥17,521	¥0
Consumer borrowers		1,158	1,111	0
	Housing loans	589	542	0
	Card loans	0	0	0
	Other	569	569	0
Corporate borrowers		16,329	16,304	0
Non-recourse loans	Japan	232	232	0
	The Americas	3,404	3,404	0
Other	Real estate companies	887	887	0
	Entertainment companies	0	0	0
	Other	11,806	11,781	0
Purchased loans		106	106	0
With an allowance recorded *2		41,234	40,234	13,731
Consumer borrowers		22,005	21,401	3,372
	Housing loans	3,845	3,639	835
	Card loans	3,945	3,937	633
	Other	14,215	13,825	1,904
Corporate borrowers		15,571	15,175	8,442
Non-recourse loans	Japan	0	0	0
	The Americas	812	812	166
Other	Real estate companies	1,493	1,480	419
	Entertainment companies	1,382	1,374	490
	Other	11,884	11,509	7,367
Purchased loans		3,658	3,658	1,917

Total		¥58,827	¥57,755	¥13,731

Consumer borrowers		23,163	22,512	3,372

	Housing loans	4,434	4,181	835

	Card loans	3,945	3,937	633

	Other	14,784	14,394	1,904

Corporate borrowers		31,900	31,479	8,442

Non-recourse loans	Japan	232	232	0

	The Americas	4,216	4,216	166

Other	Real estate companies	2,380	2,367	419

	Entertainment companies	1,382	1,374	490

	Other	23,690	23,290	7,367

Purchased loans		3,764	3,764	1,917

Note:	Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Information about Average Recorded Investments in Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2017, 2018 and 2019:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥15,166	¥316	¥277
	Housing loans	4,261	146	130
	Card loans	4,113	67	58
	Other	6,792	103	89
Corporate borrowers		39,667	626	576
Non-recourse loans	Japan	1,224	6	6
	The Americas	5,679	66	66
Other	Real estate companies	7,720	189	177
	Entertainment companies	2,134	76	76
	Other	22,910	289	251
Purchased loans		9,348	591	591

Total		¥64,181	¥1,533	¥1,444

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,799	¥402	¥300
	Housing loans	4,143	191	121
	Card loans	4,081	60	52
	Other	9,575	151	127
Corporate borrowers		30,661	204	196
Non-recourse loans	Japan	210	8	8
	The Americas	4,972	6	6
Other	Real estate companies	5,657	53	52
	Entertainment companies	1,667	44	43
	Other	18,155	93	87
Purchased loans		6,304	18	3

Total		¥54,764	¥624	¥499

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥20,601	¥392	¥356
	Housing loans	4,099	133	129
	Card loans	4,020	59	52
	Other	12,482	200	175
Corporate borrowers		25,381	289	276
Non-recourse loans	Japan	247	7	7
	The Americas	2,851	0	0
Other	Real estate companies	2,482	38	38
	Entertainment companies	1,530	41	34
	Other	18,271	203	197
Purchased loans		4,678	88	87

Total		¥50,660	¥769	¥719

Note:	Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2018 and 2019:

	March 31, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,707,514	¥18,911	¥12,748	¥31,659	¥1,739,173
	Housing loans	1,397,217	3,544	2,077	5,621	1,402,838
	Card loans	258,478	4,060	1,785	5,845	264,323
	Other	51,819	11,307	8,886	20,193	72,012
Corporate borrowers		1,024,233	23,130	0	23,130	1,047,363
Non-recourse loans	Japan	18,064	254	0	254	18,318
	The Americas	51,496	3,491	0	3,491	54,987
Other	Real estate companies	326,165	2,547	0	2,547	328,712
	Entertainment companies	81,726	1,588	0	1,588	83,314
	Other	546,782	15,250	0	15,250	562,032
Purchased loans		13,832	5,101	0	5,101	18,933
Direct financing leases		1,182,804	0	12,084	12,084	1,194,888
	Japan	820,225	0	5,943	5,943	826,168
	Overseas	362,579	0	6,141	6,141	368,720

Total		¥3,928,383	¥47,142	¥24,832	¥71,974	¥4,000,357

	March 31, 2019
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,870,447	¥23,163	¥12,412	¥35,575	¥1,906,022
	Housing loans	1,593,005	4,434	1,388	5,822	1,598,827
	Card loans	239,523	3,945	1,671	5,616	245,139
	Other	37,919	14,784	9,353	24,137	62,056
Corporate borrowers		1,269,021	31,900	0	31,900	1,300,921
Non-recourse loans	Japan	48,881	232	0	232	49,113
	The Americas	45,699	4,216	0	4,216	49,915
Other	Real estate companies	352,669	2,380	0	2,380	355,049
	Entertainment companies	64,665	1,382	0	1,382	66,047
	Other	757,107	23,690	0	23,690	780,797
Purchased loans		12,652	3,764	0	3,764	16,416
Direct financing leases		1,140,825	0	14,807	14,807	1,155,632
	Japan	787,081	0	6,158	6,158	793,239
	Overseas	353,744	0	8,649	8,649	362,393

Total		¥4,292,945	¥58,827	¥27,219	¥86,046	¥4,378,991

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2018 and 2019:

	March 31, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,750	¥15,740	¥22,490	¥1,739,173	¥15,740
	Housing loans	2,560	3,340	5,900	1,402,838	3,340
	Card loans	604	2,268	2,872	264,323	2,268
	Other	3,586	10,132	13,718	72,012	10,132
Corporate borrowers		3,404	8,949	12,353	1,047,363	18,326
Non-recourse loans	Japan	0	0	0	18,318	0
	The Americas	1,655	92	1,747	54,987	3,491
Other	Real estate companies	346	644	990	328,712	1,593
	Entertainment companies	0	760	760	83,314	760
	Other	1,403	7,453	8,856	562,032	12,482
Direct financing leases		5,184	12,084	17,268	1,194,888	12,084
	Japan	628	5,943	6,571	826,168	5,943
	Overseas	4,556	6,141	10,697	368,720	6,141

Total		¥15,338	¥36,773	¥52,111	¥3,981,424	¥46,150

	March 31, 2019
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥5,783	¥15,647	¥21,430	¥1,906,022	¥15,647
	Housing loans	1,721	2,654	4,375	1,598,827	2,654
	Card loans	548	2,127	2,675	245,139	2,127
	Other	3,514	10,866	14,380	62,056	10,866
Corporate borrowers		4,960	13,753	18,713	1,300,921	27,979
Non-recourse loans	Japan	0	0	0	49,113	0
	The Americas	2,925	2,457	5,382	49,915	3,818
Other	Real estate companies	2	552	554	355,049	1,392
	Entertainment companies	0	663	663	66,047	663
	Other	2,033	10,081	12,114	780,797	22,106
Direct financing leases		7,181	14,807	21,988	1,155,632	14,807
	Japan	679	6,158	6,837	793,239	6,158
	Overseas	6,502	8,649	15,151	362,393	8,649

Total		¥17,924	¥44,207	¥62,131	¥4,362,575	¥58,433

Note:	Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2017, 2018 and 2019:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥10,721	¥8,253
	Housing loans	640	587
	Card loans	2,120	1,687
	Other	7,961	5,979
Corporate borrowers		729	693
Other	Other	729	693

Total		¥11,450	¥8,946

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,632	¥7,015
	Housing loans	12	12
	Card loans	2,169	1,589
	Other	7,451	5,414
Corporate borrowers		7,983	7,872
Non-recourse loans	The Americas	3,460	3,460
Other	Other	4,523	4,412

Total		¥17,615	¥14,887

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥13,280	¥9,294
	Housing loans	222	105
	Card loans	2,106	1,393
	Other	10,952	7,796
Corporate borrowers		6,002	6,001
Other	Other	6,002	6,001

Total		¥19,282	¥15,295

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2017 and for which there was a payment default during fiscal 2017:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,526
	Card loans	47
	Other	1,479

Total		¥1,526

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2018 and for which there was a payment default during fiscal 2018:

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥99
	Card loans	25
	Other	74
Corporate borrowers		7,872
Non-recourse loans	The Americas	3,460
Other	Other	4,412

Total		¥7,971

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2019 and for which there was a payment default during fiscal 2019:

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥2,013
	Card loans	22
	Other	1,991

Total		¥2,013

Purchased loans
Information about Allowance for Credit Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Beginning balance	¥8,233	¥6,061	¥4,292
Provision (Reversal)	(1,247)	(539)	(331)
Charge-offs	(841)	(1,375)	(822)
Recoveries	232	152	126
Other*	(316)	(7)	(79)

Ending balance	¥6,061	¥4,292	¥3,186

*	Other includes foreign currency translation adjustments.